Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000241248 [Member]
Shareholder Report [Line Items]
Fund Name	Euclidean Fundamental Value ETF
Class Name	Euclidean Fundamental Value ETF
Trading Symbol	ECML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Euclidean Fundamental Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://euclideanetf.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://euclideanetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (5/17/2023)
Euclidean Fundamental Value ETF - NAV	-10.12%	12.48%
S&P 500 Index	8.25%	19.05%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://euclideanetf.com for more recent performance information.

Performance Inception Date	May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://euclideanetf.com for more recent performance information.
Net Assets	$ 157,510,658
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 1,680,610
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	23.2%
Energy	18.3%
Industrials	14.9%
Consumer Staples	14.1%
Materials	10.0%
Health Care	8.6%
Communication Services	6.0%
Information Technology	3.4%
Real Estate	1.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Fox Corp. - Class A	2.6%
Cal-Maine Foods, Inc.	2.4%
Pilgrim's Pride Corp.	2.4%
Heidrick & Struggles International, Inc.	2.3%
Mueller Industries, Inc.	2.2%
Gilead Sciences, Inc.	2.1%
Altria Group, Inc.	2.1%
Allison Transmission Holdings, Inc.	2.1%
Coca-Cola Consolidated, Inc.	2.1%
Group 1 Automotive, Inc.	2.0%